Net Insurance Income - Summary of The net insurance service result for the period (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure of analysis of insurance revenue [abstract]
Insurance service result of insurance contracts	₩ 104,164
Insurance income	1,005,778	$ 696,257	₩ 0	₩ 0
Estimated incurred claims and other insurance service expenses	664,038
Changes in risk adjustment for non-financial risk	26,471
Amortization of contractual service margin (CSM)	154,187
Amortization of insurance acquisition cash flows	148,980
Changes in loss recovery component	(288)
Other insurance income	12,390
Insurance service expenses	901,614	624,149	0	0
Actual incurred claims and other insurance service expenses	689,461
Amortization of insurance acquisition cash flows	148,980
Changes in liability for incurred claims	23,777
(Reversal of) loss component allocation amount	32,478
Other operating expenses	6,918
Insurance service result of reinsurance contracts	(293)
Reinsurance income	36,719
Actual incurred claims and reinsurance service expenses	32,341
Changes in asset for incurred claims	3,745
(Reversal of) Loss recovery component allocation amount	633
Reinsurance service expenses	37,012	$ 25,622	₩ 0	₩ 0
Estimated incurred claims and reinsurance service expenses	28,120
Reinsurance service expenses - Changes in risk adjustment for non-financial risk	1,024
Amortization of contractual service margin (CSM)	7,868
Net insurance income	₩ 103,871